Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Phibro Animal Health Corporation
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36410
Entity Tax Identification Number	13-1840497
Entity Address, Address Line One	Glenpointe Centre East, 3rd Floor
Entity Address, Address Line Two	300 Frank W. Burr Boulevard, Suite 21
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666-6712
City Area Code	201
Local Phone Number	329-7300
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PAHC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001069899
Amendment Flag	false